Trade Receivables - Schedule of Ageing Analysis of Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables	$ 71,580
Current (not past due) [Member]
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables
Overdue: less than 1 month [Member]
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables	21,000
Overdue: 1 month to 3 months [Member]
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables
Overdue: 4 months to 12 months [Member]
Schedule of Ageing Analysis of Trade Receivables [Line Items]
Ageing analysis of trade receivables	$ 50,580